Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
February 28, 2026
NMF-NPRT1-0426
1.797943.122
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 2.0%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	167,500	20,222,275
Materials - 1.6%
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd/CA (United States)	231,700	58,295,720
Franco-Nevada Corp (United States) (a)	94,100	26,405,401
TOTAL MATERIALS		84,701,121
TOTAL CANADA		104,923,396
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	462,500	26,601,937
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)(b)	121,600	13,403,968
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (b)	45,900	20,143,674
ITALY - 1.1%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	31,460	763,536
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA non-voting shares	316,800	30,822,405
TOTAL CONSUMER DISCRETIONARY		31,585,941
Industrials - 0.5%
Electrical Equipment - 0.4%
Prysmian SpA	162,200	19,537,138
Passenger Airlines - 0.1%
Ryanair Holdings PLC	279,100	9,019,140
TOTAL INDUSTRIALS		28,556,278
TOTAL ITALY		60,142,219
NETHERLANDS - 0.9%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	23,000	17,639,160
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	10,000	14,505,600
NXP Semiconductors NV	66,452	15,085,269
TOTAL INFORMATION TECHNOLOGY		29,590,869
TOTAL NETHERLANDS		47,230,029
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	892,000	11,249,960
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	162,000	60,681,960
UNITED KINGDOM - 1.1%
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	286,000	17,859,382
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	438,886	29,102,531
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	817,100	14,693,157
TOTAL UNITED KINGDOM		61,655,070
UNITED STATES - 92.0%
Communication Services - 9.2%
Entertainment - 1.7%
Netflix Inc (b)	553,900	53,307,336
Spotify Technology SA (b)	20,300	10,453,282
Take-Two Interactive Software Inc (b)	74,800	15,818,704
TKO Group Holdings Inc Class A	57,700	12,917,299
		92,496,621
Interactive Media & Services - 7.5%
Alphabet Inc Class A	974,500	303,810,120
Meta Platforms Inc Class A	158,900	102,995,802
		406,805,922
TOTAL COMMUNICATION SERVICES		499,302,543
Consumer Discretionary - 8.5%
Broadline Retail - 4.1%
Amazon.com Inc (b)	1,064,000	223,440,000
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp	552,100	17,418,755
Hilton Worldwide Holdings Inc	99,000	30,866,220
		48,284,975
Household Durables - 1.1%
Lennar Corp Class A	121,200	13,860,432
PulteGroup Inc	85,200	11,689,440
Somnigroup International Inc	377,000	33,745,270
		59,295,142
Specialty Retail - 2.0%
Lowe's Cos Inc	190,400	50,374,128
TJX Cos Inc/The	344,686	55,721,939
		106,096,067
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp Class A	65,500	23,750,300
TOTAL CONSUMER DISCRETIONARY		460,866,484
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 2.1%
Dollar Tree Inc (b)	137,000	17,327,760
Performance Food Group Co (b)	299,300	29,050,058
Walmart Inc	535,400	68,504,430
		114,882,248
Tobacco - 0.8%
Philip Morris International Inc	234,200	43,755,586
TOTAL CONSUMER STAPLES		158,637,834
Energy - 3.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	691,900	45,153,394
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp (b)	264,800	9,747,288
Cheniere Energy Inc	67,926	16,012,196
ConocoPhillips	241,600	27,411,936
Exxon Mobil Corp	688,100	104,935,250
		158,106,670
TOTAL ENERGY		203,260,064
Financials - 9.3%
Banks - 3.3%
Bank of America Corp	971,000	48,384,930
JPMorgan Chase & Co	208,400	62,582,520
M&T Bank Corp	88,300	19,159,334
Wells Fargo & Co	584,668	47,621,209
		177,747,993
Capital Markets - 2.9%
Charles Schwab Corp/The	408,700	38,908,240
Goldman Sachs Group Inc/The	60,500	52,003,985
Moody's Corp	32,400	15,473,916
Morgan Stanley	230,100	38,313,951
Stifel Financial Corp	182,550	13,517,828
		158,217,920
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	231,800	10,889,964
Apollo Global Management Inc	116,000	12,133,600
Visa Inc Class A	281,400	90,087,396
		113,110,960
Insurance - 1.0%
Chubb Ltd	158,309	53,961,205
TOTAL FINANCIALS		503,038,078
Health Care - 8.6%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (b)	40,000	13,316,800
Biogen Inc (b)	91,100	17,474,802
Gilead Sciences Inc	380,300	56,645,685
Moderna Inc (a)(b)	425,000	22,767,250
		110,204,537
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp (b)	402,568	30,937,351
Medline Inc Class A	149,700	7,112,247
		38,049,598
Health Care Providers & Services - 0.6%
CVS Health Corp	434,900	34,748,510
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	52,300	9,519,123
Life Sciences Tools & Services - 1.9%
Danaher Corp	203,600	42,886,304
IQVIA Holdings Inc (b)	68,400	12,230,604
Thermo Fisher Scientific Inc	95,600	49,818,116
		104,935,024
Pharmaceuticals - 3.2%
Eli Lilly & Co	66,400	69,852,136
Johnson & Johnson	168,200	41,785,926
Merck & Co Inc	304,700	37,727,954
Roche Holding AG non-voting shares	39,770	18,926,601
		168,292,617
TOTAL HEALTH CARE		465,749,409
Industrials - 17.6%
Aerospace & Defense - 8.0%
Anduril Industries Inc Class B (c)(d)	3,298	209,555
Anduril Industries Inc Class C (c)(d)	2	127
Beta Technologies Inc (e)	801,940	15,076,472
Boeing Co (b)	185,160	42,129,455
GE Aerospace	163,312	55,895,165
General Dynamics Corp	97,600	34,848,080
Howmet Aerospace Inc	153,500	40,298,355
Space Exploration Technologies Corp (b)(c)(d)	467,591	246,228,745
		434,685,954
Air Freight & Logistics - 1.0%
CH Robinson Worldwide Inc	111,000	20,562,750
FedEx Corp	82,800	32,043,600
		52,606,350
Building Products - 0.4%
Trane Technologies PLC	41,800	19,324,975
Construction & Engineering - 1.2%
Comfort Systems USA Inc	22,400	32,017,888
Quanta Services Inc	63,500	35,755,580
		67,773,468
Electrical Equipment - 1.4%
Eaton Corp PLC	69,700	26,201,624
GE Vernova Inc	44,403	38,790,461
Nextpower Inc Class A (b)	118,400	12,443,840
		77,435,925
Ground Transportation - 0.7%
Lyft Inc Class A (b)	632,600	8,755,184
Old Dominion Freight Line Inc	133,900	27,188,395
		35,943,579
Machinery - 3.7%
Cummins Inc	81,300	47,468,631
Deere & Co	60,000	37,782,600
Ingersoll Rand Inc	119,500	11,249,730
PACCAR Inc	178,500	22,507,065
Parker-Hannifin Corp	32,600	32,899,268
Westinghouse Air Brake Technologies Corp	193,100	50,968,745
		202,876,039
Passenger Airlines - 0.7%
Delta Air Lines Inc	342,500	22,502,250
United Airlines Holdings Inc (b)	146,600	15,583,580
		38,085,830
Trading Companies & Distributors - 0.5%
United Rentals Inc	30,200	25,368,000
TOTAL INDUSTRIALS		954,100,120
Information Technology - 27.5%
Communications Equipment - 1.9%
Arista Networks Inc (b)	350,300	46,765,050
Cisco Systems Inc	700,600	55,669,676
		102,434,726
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	204,900	29,927,694
Flex Ltd (b)	468,462	29,522,475
		59,450,169
Semiconductors & Semiconductor Equipment - 13.1%
Broadcom Inc	330,500	105,611,275
First Solar Inc (b)	75,100	14,809,720
KLA Corp	20,500	31,253,275
Lam Research Corp	244,700	57,232,883
Micron Technology Inc	156,100	64,370,957
NVIDIA Corp	2,476,200	438,757,878
		712,035,988
Software - 5.8%
Applied Intuition Inc Class A (b)(c)(d)	18,639	2,003,506
Autodesk Inc (b)	92,100	22,644,627
Microsoft Corp	606,400	238,157,536
Palo Alto Networks Inc (b)	174,200	25,941,864
Samsara Inc Class A (b)	315,300	9,112,170
Synopsys Inc (b)	38,300	15,856,200
		313,715,903
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	1,154,300	304,942,974
TOTAL INFORMATION TECHNOLOGY		1,492,579,760
Materials - 2.3%
Chemicals - 1.3%
Celanese Corp	175,000	8,739,500
Corteva Inc	433,100	34,699,972
Sherwin-Williams Co/The	69,400	25,163,746
		68,603,218
Construction Materials - 0.3%
Martin Marietta Materials Inc	31,500	21,311,955
Metals & Mining - 0.7%
Freeport-McMoRan Inc	253,600	17,265,088
Steel Dynamics Inc	100,600	19,428,878
		36,693,966
TOTAL MATERIALS		126,609,139
Real Estate - 1.4%
Health Care REITs - 0.6%
Ventas Inc	367,400	31,655,184
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (b)	299,600	44,238,936
TOTAL REAL ESTATE		75,894,120
Utilities - 1.0%
Electric Utilities - 1.0%
Constellation Energy Corp	52,700	17,384,676
Exelon Corp	317,900	15,726,513
NRG Energy Inc	112,600	20,150,896
TOTAL UTILITIES		53,262,085
TOTAL UNITED STATES		4,993,299,636
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	261,400	7,826,382
TOTAL COMMON STOCKS (Cost $3,000,047,548)		5,407,158,231

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (b)(c)(d)	243,347	966,087
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d)	31,400	1,995,156
Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (b)(c)(d)	24,262	2,607,922
Applied Intuition Inc Series B2 (b)(c)(d)	11,699	1,257,526
TOTAL INFORMATION TECHNOLOGY		3,865,448
TOTAL UNITED STATES		6,826,691
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,754,528)		6,826,691

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	12,211,087	12,213,529
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	53,963,055	53,968,451
TOTAL MONEY MARKET FUNDS (Cost $66,181,980)			66,181,980

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,072,984,056)	5,480,166,902
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(48,973,302)
NET ASSETS - 100.0%	5,431,193,600

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,268,624 or 4.7% of net assets.

(d)	Level 3 security.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $15,076,472 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	134,831

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,283,720

Applied Intuition Inc Class A	7/2/2024	1,112,653

Applied Intuition Inc Series A2	7/2/2024	1,448,318

Applied Intuition Inc Series B2	7/2/2024	698,370

National Resilience LLC Series B	12/1/2020	3,324,120

Space Exploration Technologies Corp	4/8/2016 - 4/6/2017	4,558,706

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,829,041	233,140,367	237,752,255	246,788	(3,624)	-	12,213,529	12,211,087	0.0%
Fidelity Securities Lending Cash Central Fund	34,840,246	182,541,846	163,412,522	15,836	(1,119)	-	53,968,451	53,963,055	0.2%
Total	51,669,287	415,682,213	401,164,777	262,624	(4,743)	-	66,181,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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